Schedule of accounts receivable net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Credit Loss [Abstract]
Accounts receivable	$ 3,431	$ 26,760	$ 37,342
Allowance for doubtful accounts
Total accounts receivable, net	$ 3,431	$ 26,760	$ 37,342